S000001151 [Member] Investment Objectives and Goals - TCW METWEST ULTRA SHORT BOND FUND	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW MetWest Ultra Short Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital.